SUPPLEMENT DATED JANUARY 10, 2008
TO

PROSPECTUS DATED DECEMBER 14, 2007
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE AND

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

The following investment options are not currently available:

SCSM Goldman Sachs Mid Cap Value Fund
SCSM Goldman Sachs Short Duration Fund
SCSM Lord Abbett Growth & Income Fund
SCSM PIMCO High Yield Fund

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.